UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2010
                                                   -----------------

Check here if Amendment [  ];     Amendment Number: ----------------

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        New Generation Advisors, LLC
             ----------------------------
Address:     49 Union Street
             ----------------------------
             Manchester, MA  01944
             ----------------------------

Form 13F File Number:     28-10779
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      George Putnam, III
           ---------------------------
Title:     President
           ---------------------------
Phone:     978-704-6200
           ---------------------------

Signature, Place and Date of Signing:

/s/ George Putnam, III           Manchester, MA           February 11, 2011
----------------------           --------------           -----------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[  ]    13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                          ----------

Form 13F Information Table Entry Total:       45
                                          ----------

Form 13F Information Table Value Total:    $244,718
                                          ----------
                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                    Title                   Value             Investment  Other   Voting Authority
Name of Issuer                                     of Class       Cusip    ($1000)    Shares  Discretion Managers Sole  Shared  None
--------------------------------------------       --------     ---------  -------    ------  ---------- -------- ----  ------  ----
ABITIBIBOWATER INC                                  COMMON      003687209    7,463     315,306   SOLE       NONE     315,306
ACCO BRANDS CORP                                    COMMON      00081T108    5,452     639,940   SOLE       NONE     639,940
AMR CORP                                            COMMON      001765106    2,524     323,971   SOLE       NONE     323,971
BANK OF AMERICA CORP  13.3000 EXP01/16/2019         WTS         060505146    4,498     630,000   SOLE       NONE     630,000
BANK OF AMERICA CORP  30.7900 EXP10/28/2018         WTS         060505153    3,303   1,237,100   SOLE       NONE   1,237,100
CALPINE CORP                                        COMMON      131347304    3,376     253,037   SOLE       NONE     253,037
CHARTER COMMUNICATIONS, INC                         CL A        16117M305   14,448     371,020   SOLE       NONE     371,020
DELTA AIR LINES, INC                                COMMON      247361702    8,447     670,402   SOLE       NONE     670,402
EUROSEAS LTD                                        COMMON      Y23592200    1,743     472,100   SOLE       NONE     472,100
EXCEL MARITIME CARRIERS LTD                         COMMON      V3267N107    3,738     664,000   SOLE       NONE     664,000
EXIDE TECHNOLOGIES                                  COMMON      302051206    6,351     674,878   SOLE       NONE     674,878
FEDERAL MOGUL CORP                                  COMMON      313549404    5,173     250,527   SOLE       NONE     250,527
FIFTH THIRD BANCORP                                 COMMON      316773100    5,184     353,164   SOLE       NONE     353,164
FLEXTRONICS INTERNATIONAL LTD                       ORD         Y2573F102    1,439     183,342   SOLE       NONE     183,342
GLOBAL CROSSING LTD                                 COMMON      G3921A175    5,530     428,025   SOLE       NONE     428,025
GLOBAL GEOPHYSICAL SERVICES INC                     COMMON      37946S107    2,334     224,868   SOLE       NONE     224,868
THE GOODYEAR TIRE & RUBBER COMPANY                  COMMON      382550101    3,271     276,011   SOLE       NONE     276,011
HUNTSMAN CORP                                       COMMON      447011107    3,125     200,171   SOLE       NONE     200,171
JPMORGAN CHASE & CO. 42.4200 EXP10/28/2018          WTS         46634E114    3,637     251,700   SOLE       NONE     251,700
KEMET CORP                                          COMMON      488360207    8,601     589,931   SOLE       NONE     589,931
KEYCORP                                             COMMON      493267108    4,436     501,254   SOLE       NONE     501,254
LEAP WIRELESS INTL INC                              COMMON      521863308    2,084     170,000   SOLE       NONE     170,000
LEAR CORP                                           COMMON      521865204   11,056     112,002   SOLE       NONE     112,002
LENNAR CORP                                         CL A        526057104    8,290     442,110   SOLE       NONE     442,110
METROPCS COMMUNICATIONS, INC                        COMMON      591708102   13,344   1,056,533   SOLE       NONE   1,056,533
MGIC INVESTMENT CORP                                COMMON      552848103    4,789     470,000   SOLE       NONE     470,000
OWENS CORNING                                       COMMON      690742101    3,135     100,627   SOLE       NONE     100,627
OWENS CORNING INC                                   WTS         690742127      106      44,817   SOLE       NONE      44,817
PENNYMAC MTG INVT TR                                COMMON      70931T103    3,412     188,000   SOLE       NONE     188,000
PLAINS EXPL & PROD CO LP                            COMMON      726505100    8,967     279,000   SOLE       NONE     279,000
PMI GROUP, INC                                      COMMON      69344M101    2,112     640,000   SOLE       NONE     640,000
THE PNC FINANCIAL SERVICES GROUP, INC               WTS         693475121    3,681     255,100   SOLE       NONE     255,100
REGIONS FINANCIAL CORP                              COMMON      7591EP100    4,420     631,400   SOLE       NONE     631,400
REVLON INC                                          CL A        761525609    2,524     256,536   SOLE       NONE     256,536
SERACARE LIFE SCIENCES, INC                         COMMON      81747T104       43       8,979   SOLE       NONE       8,979
SMURFIT-STONE CONTAINER CORP                        COMMON      83272A104    5,191     202,791   SOLE       NONE     202,791
SOLUTIA INC                                         COMMON      834376501   10,129     438,844   SOLE       NONE     438,844
SUNTRUST BANKS INC                                  COMMON      867914103    4,473     151,559   SOLE       NONE     151,559
SYNOVUS FINANCIAL CORP                              COMMON      87161C105    3,548   1,343,800   SOLE       NONE   1,343,800
TENET HEALTHCARE CORP                               COMMON      88033G100    4,456     666,000   SOLE       NONE     666,000
TERADYNE INC                                        COMMON      880770102    7,856     559,573   SOLE       NONE     559,573
UNITED CONTINENTAL HOLDING INC                      COMMON      910047109   10,195     428,000   SOLE       NONE     428,000
US AIRWAYS GROUP INC                                COMMON      90341W108   14,515   1,450,000   SOLE       NONE   1,450,000
VISHAY INTERTECHNOLOGY                              COMMON      928298108    7,817     532,500   SOLE       NONE     532,500
WELLS FARGO & CO 34.0100 EXP10/28/2018              WTS         949746119    4,502     406,300   SOLE       NONE     406,300

                                                                           244,718
